Submission	May 28, 2025
Submission [Line Items]
Central Index Key	0001526125
Registrant Name	GDS Holdings Ltd
Registration File Number	333-287594
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES